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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

 INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
       13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

       Report for the Calendar Year of Quarter Ended 3OTH September, 2004.

If amended report check here: |_|

DnB ASSET MANAGEMENT (US), INC.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

52 Vanderbilt Ave., 12th Fl.                   New York    NY           10017
--------------------------------------------------------------------------------
Business Address             (Street)            (City)  (State)        (Zip)


Bard Johannessen        212-551-9800        PRESIDENT
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.


                                   ATTENTION

--------------------------------------------------------------------------------
  Intentional misstatements or omissions of facts constitute Federal Criminal
             Violations. See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------

      The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

      Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of NEW YORK and State of NY on the 15TH day of November, 2004.

                                           DnB ASSET MANAGEMENT (US), INC.
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)

                                            /s/ Bard Johannessen
                                      ------------------------------------------
                                          (Manual Signature of Person Duly
                                          Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                    13F File No.:    Name:                    13F File No.:
--------------------------------------    --------------------------------------
1.                                        6.
--------------------------------------    --------------------------------------
2.                                        7.
--------------------------------------    --------------------------------------
3.                                        8.
--------------------------------------    --------------------------------------
4.                                        9.
--------------------------------------    --------------------------------------
5.                                        10.
--------------------------------------    --------------------------------------



                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0

Form 13F Information Table Entry Total:              160

Form 13F Information Table Value Total:      404,864,497

            Item 1                 Item 2        Item 3        Item 4            Item 5          Item 6: Investment Discretion
         Name of Sec           Title of Class   Cusip No       Fair MV           SH/PRN      Sole (a)  Shared (b)  Shared Other (c)
-----------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories            Common           002824100       5,374,467         126,876    Sole (a)
Accenture                      Common           G1150G111       2,934,465         108,483    Sole (a)
Advanced Micro Devices         Common           007903107         522,457          40,189    Sole (a)
Affiliated Computer            Common           008190100       3,104,827          55,772    Sole (a)
Aflac                          Common           001055102       3,296,424          84,071    Sole (a)
Agere Systems B                Common           00845V100         616,122         604,041    Sole (a)
Agilent Technologies           Common           00846U101         202,758           9,400    Sole (a)
Alcoa                          Common           013817101       2,772,888          82,551    Sole (a)
Altria Group                   Common           02209S103       1,439,424          30,600    Sole (a)
Amdocs                         Common           002256908       1,100,276          50,402    Sole (a)
American Express               Common           025816109       2,992,502          58,152    Sole (a)
American International Group   Common           026874107       8,117,802         119,397    Sole (a)
Amgen                          Common           031162100       1,873,331          33,051    Sole (a)
Anadarko Petroleum             Common           032511107       1,574,656          23,729    Sole (a)
Analog Devices                 Common           032654105         592,171          15,270    Sole (a)
Andrx                          Common           034553107       1,304,728          58,351    Sole (a)
AnnTaylor Stores               Common           036115103       1,454,684          62,166    Sole (a)
Anthem                         Common           03674B104       1,986,159          22,764    Sole (a)
Apache                         Common           037411105       1,111,590          22,183    Sole (a)
Apple Computer INC             Common           037833100         313,875           8,100    Sole (a)
Applied Materials              Common           038222105       1,710,805         103,748    Sole (a)
AT & T Wireless Services       Common           00209A106       1,369,663          92,670    Sole (a)
Automatic Data                 Common           053015103         528,896          12,800    Sole (a)
Bank of America                Common           060505104       7,241,700         167,129    Sole (a)
BearingPoint                   Common           074002106       2,072,140         231,783    Sole (a)
Beckman Coulter                Common           075811109       2,125,545          37,875    Sole (a)
Bed Bath and Beyond            Common           075896100       2,474,606          66,683    Sole (a)
Block H & R                    Common           093671105         464,548           9,400    Sole (a)
Boeing                         Common           097023105       1,932,653          37,440    Sole (a)
Boston Scientific              Common           101137107       3,252,059          81,854    Sole (a)
Bristol Myers                  Common           110122108       6,364,508         268,885    Sole (a)
Burlington Resources           Common           122014103       1,688,957          41,396    Sole (a)
Cabela's                       Common           126804301       1,266,721          53,112    Sole (a)
Cadence Design Systems         Common           127387108         837,038          64,190    Sole (a)
Capital One Financial          Common           14040H105       2,051,095          27,755    Sole (a)
Cardinal Health                Common           14149Y108       1,609,773          36,778    Sole (a)
Carnival                       Common           143658102       1,932,553          40,866    Sole (a)
Centerpoint Energy             Common           15189T107       1,990,798         192,162    Sole (a)
Centex                         Common           152312104       1,885,438          37,365    Sole (a)
Check Point Software           Common           001082411         200,246          11,800    Sole (a)
Cheesecake Factory             Common           163072101         352,712           8,127    Sole (a)
Chessecake Factory             Common           163072101         684,678          15,776    Sole (a)
ChevronTexaco                  Common           166764100       4,666,358          86,994    Sole (a)
Chicago Mercantile Exchange    Common           167760107         732,947           4,544    Sole (a)
Cintas                         Common           172908105       1,086,944          25,855    Sole (a)
Cisco Systems                  Common           17275R102       4,144,773         228,993    Sole (a)
Citigroup                      Common           172967101      10,738,984         243,404    Sole (a)
Coca Cola                      Common           191216100       5,149,749         128,583    Sole (a)

            Item 1               Item 7: Managers Voting Authority
         Name of Sec             Sole (a)   Shared (b)    None (c)
-------------------------------------------------------------------
Abbott Laboratories               126,876
Accenture                         108,483
Advanced Micro Devices             40,189
Affiliated Computer                55,772
Aflac                              84,071
Agere Systems B                   604,041
Agilent Technologies                9,400
Alcoa                              82,551
Altria Group                       30,600
Amdocs                             50,402
American Express                   58,152
American International Group      119,397
Amgen                              33,051
Anadarko Petroleum                 23,729
Analog Devices                     15,270
Andrx                              58,351
AnnTaylor Stores                   62,166
Anthem                             22,764
Apache                             22,183
Apple Computer INC                  8,100
Applied Materials                 103,748
AT & T Wireless Services           92,670
Automatic Data                     12,800
Bank of America                   167,129
BearingPoint                      231,783
Beckman Coulter                    37,875
Bed Bath and Beyond                66,683
Block H & R                         9,400
Boeing                             37,440
Boston Scientific                  81,854
Bristol Myers                     268,885
Burlington Resources               41,396
Cabela's                           53,112
Cadence Design Systems             64,190
Capital One Financial              27,755
Cardinal Health                    36,778
Carnival                           40,866
Centerpoint Energy                192,162
Centex                             37,365
Check Point Software               11,800
Cheesecake Factory                  8,127
Chessecake Factory                 15,776
ChevronTexaco                      86,994
Chicago Mercantile Exchange         4,544
Cintas                             25,855
Cisco Systems                     228,993
Citigroup                         243,404
Coca Cola                         128,583

            Item 1                 Item 2        Item 3        Item 4            Item 5          Item 6: Investment Discretion
         Name of Sec           Title of Class   Cusip No       Fair MV           SH/PRN      Sole (a)  Shared (b)  Shared Other (c)
-----------------------------------------------------------------------------------------------------------------------------------
Comcast                        Common           20030N101       3,392,782         120,141    Sole (a)
Commerce Bancorp/NJ            Common           200519106       2,264,138          41,017    Sole (a)
Corning                        Common           219350105       1,339,118         120,859    Sole (a)
Countrywide Financial          Common           222372104      10,688,437         271,349    Sole (a)
CVS                            Common           126650100       1,742,792          41,367    Sole (a)
Dean Foods                     Common           242370104       4,121,476         137,291    Sole (a)
Dell                           Common           24702R101       2,920,126          82,026    Sole (a)
Devon Energy                   Common           25179M103       4,187,247          58,967    Sole (a)
Eaton                          Common           278058102       1,277,712          20,150    Sole (a)
Edison International           Common           281020107       1,801,911          67,971    Sole (a)
Eli Lilly                      Common           532457108         813,197          13,542    Sole (a)
EMC                            Common           268648102         143,096          12,400    Sole (a)
Energy East                    Common           25179M103         548,697          21,791    Sole (a)
Equifax                        Common           294429105       2,136,293          81,043    Sole (a)
Estee Lauder                   Common           518439104       3,864,368          92,449    Sole (a)
Expeditors Intl Wash           Common           302130109       2,092,351          40,471    Sole (a)
Express Scripts                Common           302182100       1,751,504          26,806    Sole (a)
Exxon Mobil                    Common           30231G102       9,745,696         201,649    Sole (a)
Fannie Mae                     Common           313586109       4,163,098          65,664    Sole (a)
Fedex                          Common           31428X106       3,325,715          38,811    Sole (a)
First Data                     Common           319963104       1,625,160          37,360    Sole (a)
Freddie Mac                    Common           313400301       4,371,928          67,013    Sole (a)
Gannet                         Common           364730101       1,994,996          23,818    Sole (a)
General Dynamics               Common           369550108         377,770           3,700    Sole (a)
General Electric               Common           369604103      16,734,627         498,351    Sole (a)
Genworth Financial CL A        Common           37247D106       2,651,633         113,804    Sole (a)
Georgia Pacific                Common           373298108       1,779,885          49,510    Sole (a)
Gillette                       Common           375766102       1,514,285          36,279    Sole (a)
Goldman Sachs Group            Common           38141G104       2,018,739          21,651    Sole (a)
Guidant                        Common           401698105       2,416,602          36,593    Sole (a)
Harley-Davidson                Common           412822108       3,600,281          60,570    Sole (a)
Hewlett Packard                Common           428236103       2,170,594         115,765    Sole (a)
Host Marriott                  Common           44107P104       1,463,329         104,300    Sole (a)
IBM                            Common           459200101       4,419,383          51,544    Sole (a)
Intel                          Common           458140100       4,493,340         223,995    Sole (a)
Intl Game Technology           Common           459902102       1,629,829          45,336    Sole (a)
iStar Financial                Common           45031U101       1,174,643          28,490    Sole (a)
Johnson & Johnson              Common           478160104       3,585,010          63,643    Sole (a)
JPMorgan Chase                 Common           46625H100       5,525,370         139,073    Sole (a)
Kohls                          Common           500255104       2,607,224          54,103    Sole (a)
Liz Claiborne                  Common           539320101       1,823,687          48,348    Sole (a)
Macromedia                     Common           556100105       1,252,972          62,399    Sole (a)
Marathon Oil Corp              Common           565849106       2,366,582          57,330    Sole (a)
Marsh & McLennan               Common           571748102       2,998,012          65,516    Sole (a)
Masco Corp.                    Common           574599106       2,817,026          81,582    Sole (a)
MBNA                           Common           55262L100       1,462,784          58,047    Sole (a)
Mc Data                        Common           580031201       1,662,169         330,451    Sole (a)
McDonald's                     Common           580135101       2,137,792          76,268    Sole (a)

            Item 1               Item 7: Managers Voting Authority
         Name of Sec             Sole (a)   Shared (b)   None (c)
-------------------------------------------------------------------
Comcast                           120,141
Commerce Bancorp/NJ                41,017
Corning                           120,859
Countrywide Financial             271,349
CVS                                41,367
Dean Foods                        137,291
Dell                               82,026
Devon Energy                       58,967
Eaton                              20,150
Edison International               67,971
Eli Lilly                          13,542
EMC                                12,400
Energy East                        21,791
Equifax                            81,043
Estee Lauder                       92,449
Expeditors Intl Wash               40,471
Express Scripts                    26,806
Exxon Mobil                       201,649
Fannie Mae                         65,664
Fedex                              38,811
First Data                         37,360
Freddie Mac                        67,013
Gannet                             23,818
General Dynamics                    3,700
General Electric                  498,351
Genworth Financial CL A           113,804
Georgia Pacific                    49,510
Gillette                           36,279
Goldman Sachs Group                21,651
Guidant                            36,593
Harley-Davidson                    60,570
Hewlett Packard                   115,765
Host Marriott                     104,300
IBM                                51,544
Intel                             223,995
Intl Game Technology               45,336
iStar Financial                    28,490
Johnson & Johnson                  63,643
JPMorgan Chase                    139,073
Kohls                              54,103
Liz Claiborne                      48,348
Macromedia                         62,399
Marathon Oil Corp                  57,330
Marsh & McLennan                   65,516
Masco Corp.                        81,582
MBNA                               58,047
Mc Data                           330,451
McDonald's                         76,268

            Item 1                 Item 2        Item 3        Item 4            Item 5          Item 6: Investment Discretion
         Name of Sec           Title of Class   Cusip No       Fair MV           SH/PRN      Sole (a)  Shared (b)  Shared Other (c)
-----------------------------------------------------------------------------------------------------------------------------------
Medimmune                      Common           584699102       1,844,168          77,813    Sole (a)
Medtronic                      Common           585055106       1,187,057          22,872    Sole (a)
Merck                          Common           589331107       1,277,397          38,709    Sole (a)
Microsoft                      Common           594918104       9,889,327         357,661    Sole (a)
Millennium Pharmaceuticals     Common           599902103       2,547,565         185,818    Sole (a)
Morgan Stanley                 Common           617446448       2,497,242          50,654    Sole (a)
Motorola                       Common           620076109       1,528,241          84,714    Sole (a)
MSCI World                     Common           009154124       8,365,277          18,100    Sole (a)
New York Times                 Common           650111107       1,530,022          39,131    Sole (a)
Nextel                         Common           65332V103       1,578,423          66,209    Sole (a)
Nordstrom                      Common           655664100       1,454,879          38,046    Sole (a)
NTL                            Common           62940M104       1,594,951          25,696    Sole (a)
Occidental Petroleum           Common           674599105       1,263,571          22,592    Sole (a)
Omnicom                        Common           681919106       1,370,971          18,765    Sole (a)
Oracle                         Common           68389X105       2,944,554         261,042    Sole (a)
Peoplesoft                     Common           712713106       1,679,052          84,587    Sole (a)
Pepco Holdings                 Common           713291102       2,268,321         113,986    Sole (a)
Pepsico                        Common           713448108       1,815,667          37,321    Sole (a)
Petco Animal Supplies          Common           716016209       1,753,319          53,684    Sole (a)
Pfizer                         Common           717081103       5,187,924         169,540    Sole (a)
Pitney Bowes                   Common           724479100       1,039,172          23,564    Sole (a)
Polycom                        Common           73172K104         769,531          38,826    Sole (a)
Primus Guaranty                Common           G72457107       1,057,860          78,360    Sole (a)
Procter & Gamble               Common           742718109       5,761,236         106,453    Sole (a)
Progressive                    Common           743315103       2,036,458          24,029    Sole (a)
Qualcomm                       Common           747525103         937,585          24,016    Sole (a)
Qwest Communication            Common           749121109         427,572         128,400    Sole (a)
Radian Group                   Common           750236101         444,733           9,620    Sole (a)
Raytheon                       Common           755111507       4,120,640         108,495    Sole (a)
Rockwell Collins               Common           774341101       2,287,527          61,592    Sole (a)
S&P Depository Receipts        Common           78462F103       3,194,709          28,588    Sole (a)
SBC Communications             Common           78387G103         978,315          37,700    Sole (a)
Sealed Air                     Common           81211K100       1,897,059          40,929    Sole (a)
Siebel Systems                 Common           826170102         776,620         103,000    Sole (a)
SLM Corp                       Common           78442P106       1,608,856          36,073    Sole (a)
Sprint Corp FON Group          Common           852061100       1,180,484          58,643    Sole (a)
SPX                            Common           784635104       1,767,203          49,921    Sole (a)
Staples                        Common           855030102       2,548,835          85,474    Sole (a)
Sun Microsystems               Common           866810104         152,308          37,700    Sole (a)
Sysco                          Common           871829107       1,760,194          58,830    Sole (a)
Take-Two Interactive Software  Common           874054109       2,020,144          61,496    Sole (a)
Target                         Common           87612E106       4,637,899         102,495    Sole (a)
Tenet Healthcare               Common           88033G100       1,761,834         163,284    Sole (a)
Texas Instruments              Common           882508104       1,259,904          59,206    Sole (a)
Time Warner                    Common           887317105       2,252,579         139,565    Sole (a)
Transkaryotic Therapies        Common           893735100         458,409          25,855    Sole (a)
TXU                            Common           873168108       1,688,845          35,243    Sole (a)
Tyco International             Common           902124106       3,198,298         104,315    Sole (a)

            Item 1               Item 7: Managers Voting Authority
         Name of Sec             Sole (a)   Shared (b)   None (c)
-------------------------------------------------------------------
Medimmune                          77,813
Medtronic                          22,872
Merck                              38,709
Microsoft                         357,661
Millennium Pharmaceuticals        185,818
Morgan Stanley                     50,654
Motorola                           84,714
MSCI World                         18,100
New York Times                     39,131
Nextel                             66,209
Nordstrom                          38,046
NTL                                25,696
Occidental Petroleum               22,592
Omnicom                            18,765
Oracle                            261,042
Peoplesoft                         84,587
Pepco Holdings                    113,986
Pepsico                            37,321
Petco Animal Supplies              53,684
Pfizer                            169,540
Pitney Bowes                       23,564
Polycom                            38,826
Primus Guaranty                    78,360
Procter & Gamble                  106,453
Progressive                        24,029
Qualcomm                           24,016
Qwest Communication               128,400
Radian Group                        9,620
Raytheon                          108,495
Rockwell Collins                   61,592
S&P Depository Receipts            28,588
SBC Communications                 37,700
Sealed Air                         40,929
Siebel Systems                    103,000
SLM Corp                           36,073
Sprint Corp FON Group              58,643
SPX                                49,921
Staples                            85,474
Sun Microsystems                   37,700
Sysco                              58,830
Take-Two Interactive Software      61,496
Target                            102,495
Tenet Healthcare                  163,284
Texas Instruments                  59,206
Time Warner                       139,565
Transkaryotic Therapies            25,855
TXU                                35,243
Tyco International                104,315

            Item 1                 Item 2        Item 3        Item 4            Item 5          Item 6: Investment Discretion
         Name of Sec           Title of Class   Cusip No       Fair MV           SH/PRN      Sole (a)  Shared (b)  Shared Other (c)
-----------------------------------------------------------------------------------------------------------------------------------
Tyson Foods                    Common           902494103       3,601,873         224,836    Sole (a)
United States Steel Corp       Common           912909108       1,751,587          46,560    Sole (a)
USA education                  Common           78442P106         773,096          17,334    Sole (a)
Veritas Software               Common           923436109         382,700          21,500    Sole (a)
Verizon Communications         Common           92343V104       4,042,987         102,666    Sole (a)
Viacom                         Common           925524308       2,904,417          86,544    Sole (a)
Walgreen                       Common           931422109       4,078,708         113,835    Sole (a)
Wal-Mart Stores                Common           931142103       3,476,673          65,351    Sole (a)
Walt Disney                    Common           254687106       2,908,815         128,994    Sole (a)
Washington Mutual              Common           939322103         675,029          17,273    Sole (a)
Watson Pharmaceuticals         Common           942683103         927,990          31,500    Sole (a)
Wells Fargo                    Common           949746101       4,067,541          68,213    Sole (a)
Weyerhaeuser                   Common           962166104       3,742,890          56,301    Sole (a)
Whirlpool                      Common           963320106       1,447,748          24,093    Sole (a)
Wyeth                          Common           983024100       5,627,840         150,477    Sole (a)
Yahoo                          Common           984332106         484,913          14,300    Sole (a)
                                                              404,864,497      12,861,395

            Item 1               Item 7: Managers Voting Authority
         Name of Sec             Sole (a)   Shared (b)   None (c)
-------------------------------------------------------------------
Tyson Foods                       224,836
United States Steel Corp           46,560
USA education                      17,334
Veritas Software                   21,500
Verizon Communications            102,666
Viacom                             86,544
Walgreen                          113,835
Wal-Mart Stores                    65,351
Walt Disney                       128,994
Washington Mutual                  17,273
Watson Pharmaceuticals             31,500
Wells Fargo                        68,213
Weyerhaeuser                       56,301
Whirlpool                          24,093
Wyeth                             150,477
Yahoo                              14,300